Income Taxes - Additional Information (Detail)	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Income Tax Disclosure [Abstract]
Statutory tax rate	35.00%	35.00%	35.00%	35.00%
Effective tax rate, statutory federal rate net of discrete federal and state taxes	(5.50%)	(5513.00%)	56.00%	(19.00%)
Discrete rate impact for provision to return adjustment			7.00%